UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03380

Name of Fund: Legg Mason Value Trust, Inc.
Address of Principal Executive Offices: 100 Light Street, Baltimore, MD 21202

Name and address of agent for service:

Richard M. Wachterman, Esq.
Legg Mason Wood Walker, Incorporated
100 Light Street
Baltimore, MD 21202.

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: March 31, 2005

Date of reporting period: September 30, 2004

Item 1 — Report to Shareholders

Semi-Annual Report to Shareholders

To Our Shareholders,

   We are pleased to provide you with Legg Mason Value Trust’s semi-annual report for the six months ended September 30, 2004. The following table summarizes key statistics for the Fund as of September 30, 2004.

	Total ReturnsA

	6 Months	12 Months

Value Trust
Primary Class	-1.48%	+10.74%
Financial Intermediary Class	-1.15%	+11.47%
Institutional Class	-0.98%	+11.85%
Lipper Large-Cap Core FundsB	-2.05%	+10.19%
S&P 500 Stock Composite IndexC	-0.18%	+13.87%

   For more information about the Fund share classes included in this report, please contact your Legg Mason Financial Advisor.

   Many Primary Class shareholders invest regularly in Fund shares on a dollar cost averaging basis through a program we call Future First. Most do so by authorizing automatic, monthly transfers of $50 or more from their bank checking or Legg Mason accounts. Dollar cost averaging is a convenient and sensible way to invest, as it encourages continued purchases during market downswings, when the best values are available. Of course, it does not ensure a profit nor protect against declines in the value of your investment. Your Legg Mason Financial Advisor will be happy to help you establish a Future First dollar cost averaging account should you wish to do so.

Sincerely,

John F. Curley, Jr. Chairman	Mark R. Fetting President

October 25, 2004

A	Total return measures investment performance in terms of appreciation or depreciation in net asset value per share plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. No adjustment has been made for any income taxes payable by shareholders. Past performance does not predict future performance.

B	Average of the 999 funds comprising the Lipper universe of large-cap core funds, defined as funds that invest at least 75% of their equity assets in companies with market capitalizations greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap core funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P 500 Index.

C	A market-capitalization weighted index, including reinvestment of dividends and capital gains distributions, that is generally considered representative of the U.S. stock market.

Semi-Annual Report to Shareholders

Expense Example

Legg Mason Value Trust, Inc.

   As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Each example is based on an investment of $1,000 invested on April 1, 2004, and held through September 30, 2004.

Actual Expenses

   The first line for each class in the accompanying table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

   The second line for each class in the accompanying table provides information about hypothetical account values and hypothetical expenses based on the relevant class’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the class’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To

Semi-Annual Report to Shareholders

do so, compare these 5% hypothetical examples with the 5% hypothetical examples for the relevant class that appear in the shareholder reports of other funds.

	Beginning	Ending
	Account	Account	Expenses PaidA	Annualized
	Value	Value	During the Period	Expense
	4/1/04	9/30/04	4/1/04 to 9/30/04	Ratio

Primary Class:
Actual	$1,000.00	$985.20	$8.41	1.69%
Hypothetical (5% return before expenses)	1,000.00	1,016.60	8.54

Financial Intermediary Class:
Actual	$1,000.00	$988.50	$5.13	1.03%
Hypothetical (5% return before expenses)	1,000.00	1,019.90	5.22

Institutional Class:
Actual	$1,000.00	$990.20	$3.44	0.69%
Hypothetical (5% return before expenses)	1,000.00	1,021.61	3.50

A	These calculations are based on expenses incurred in the most recent fiscal half-year. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average value over the period, multiplied by the number of days in the most recent fiscal half-year (183), and divided by 365.

Semi-Annual Report to Shareholders

Performance Information

Legg Mason Value Trust, Inc.

   The following graphs compare the Fund’s total returns to the Value LineA and S&P 500 Stock Composite indices. The graph illustrates the cumulative total return of an initial $10,000 investment in the Primary Class and an initial $1,000,000 investment in the Financial Intermediary and Institutional Classes, for the periods indicated. The line for the Fund represents the total return after deducting all Fund investment management and other administrative expenses and the transaction costs of buying and selling portfolio securities. The line representing each securities market index does not include any transaction costs associated with buying and selling securities in the index or other administrative expenses.

       Total return measures investment performance in terms of appreciation or depreciation in net asset value per share, plus dividends and any capital gain distributions. It assumes that dividends and distributions were reinvested at the time they were paid. Average annual returns tend to smooth out variations in a fund’s return, so that they differ from actual year-to-year results.

The performance data quoted represents past performance and does not guarantee future results. The performance stated may have been due to extraordinary market conditions, which may not be duplicated in the future. Current performance may be lower or higher than the performance data quoted. To obtain the most recent month-end performance information please visit www.leggmasonfunds.com. The investment return and principal value of the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Calculations assume reinvestment of dividends and capital gain distributions.

A	Composed of approximately 1,700 stocks, this index is a geometric average of the daily price percentage change in each stock, covering both large- and small- capitalization companies.

Semi-Annual Report to Shareholders

Growth of a $10,000 Investment — Primary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+10.74%	+10.74%
Five Years	+13.45%	+2.56%
Ten Years	+372.97%	+16.81%

The graph and table do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not indicate future performance.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Financial Intermediary Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+11.47%	+11.47%
Three Years	+25.97%	+8.00%
Life of Class*	+12.40%	+3.37%

*Inception date: March 23, 2001

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not indicate future performance.

B	Index returns are for periods beginning March 31, 2001.

Semi-Annual Report to Shareholders

Growth of a $1,000,000 Investment — Institutional Class

	Cumulative	Average Annual
	Total Return	Total Return

One Year	+11.85%	+11.85%
Five Years	+19.27%	+3.59%
Life of Class*	+435.07%	+18.60%

* Inception date — December 1, 1994

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Past performance does not predict future performance.

C	Index returns are for periods beginning November 30, 1994.

Performance Information — Continued

Semi-Annual Report to Shareholders

Sector Diversification (as of September 30, 2004)

Common Stock and Equity Interests (as a percentage of net assets)

Top Ten Holdings (as of September 30, 2004)

% of
Security	Net Assets

Nextel Communications, Inc.	7.1%
Tyco International Ltd.	7.1%
UnitedHealth Group Incorporated	6.3%
Amazon.com, Inc.	6.1%
J.P. Morgan Chase & Co.	5.5%
InterActiveCorp	4.7%
eBay Inc.	3.8%
Eastman Kodak Company	3.7%
The AES Corporation	3.5%
MGIC Investment Corporation	3.4%

Semi-Annual Report to Shareholders

Selected Portfolio Performance D

Strongest performers for the 3rd quarter 2004E

1.	Eastman Kodak Company	+19.4%
2.	UnitedHealth Group Incorporated	+18.5%
3.	Intuit Inc.	+17.7%
4.	Countrywide Financial Corporation	+12.5%
5.	The Home Depot, Inc.	+11.6%

Weakest performers for the 3rd quarter 2004E

1.	InterActiveCorp	-26.9%
2.	McKesson Corporation	-25.1%
3.	Amazon.com, Inc.	-24.9%
4.	Tenet Healthcare Corporation	-19.5%
5.	Electronic Arts Inc. (EA)	-15.7%

Portfolio Changes

Securities added during the 3rd quarter 2004

Aetna Inc.
Google Inc.

Securities sold during the 3rd quarter 2004

Lloyds TSB Group plc

D	Individual security performance is measured by the change in the security’s price; for stocks, dividends are assumed to be reinvested at the time they were paid.

E	Securities held for the entire quarter.

Semi-Annual Report to Shareholders

Portfolio of Investments

Legg Mason Value Trust, Inc.

September 30, 2004 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stock and Equity Interests — 99.5%
Consumer Discretionary — 29.5%
Internet and Catalog Retail — 14.6%
Amazon.com, Inc.	22,000	$898,920	A,B
eBay Inc.	6,000	551,640	A
InterActiveCorp	31,387	691,146	A

		2,141,706

Leisure Equipment and Products — 3.7%
Eastman Kodak Company	17,000	547,740	B

Media — 8.5%
Comcast Corporation – Class A	8,500	240,040	A
The DIRECTV Group, Inc.	21,500	378,185	A
Time Warner Inc.	20,000	322,800	A
WPP Group plc	34,000	316,930

		1,257,955

Specialty Retail — 2.7%
The Home Depot, Inc.	10,000	392,000

Consumer Staples — 4.4%
Food and Staples Retailing — 4.4%
Albertson’s, Inc.	16,000	382,880
The Kroger Co.	16,500	256,080	A

		638,960

Financials — 20.3%
Capital Markets — 5.5%
J.P. Morgan Chase & Co.	20,350	808,485

Consumer Finance — 2.3%
Capital One Financial Corporation	4,500	332,550

Semi-Annual Report to Shareholders

	Shares/Par	Value

Financials — Continued
Diversified Financial Services — 2.7%
Citigroup Inc.	9,000	$397,080

Thrifts and Mortgage Finance — 9.8%
Countrywide Financial Corporation	5,765	227,064
Fannie Mae	4,500	285,300
MGIC Investment Corporation	7,600	505,780	B
Washington Mutual, Inc.	11,000	429,880

		1,448,024

Health Care — 13.8%
Health Care (Managed Care) — 0.9%
Aetna Inc.	1,400	139,902

Health Care (Medical Products and Supplies) — 1.6%
Baxter International Inc.	7,500	241,200

Health Care Providers and Services — 11.3%
Health Net Inc.	10,700	264,504	A,B
McKesson Corporation	13,000	333,450
Tenet Healthcare Corporation	12,000	129,480	A
UnitedHealth Group Incorporated	12,600	929,124

		1,656,558

Industrials — 10.0%
Commercial Services and Supplies — 2.9%
Waste Management Inc.	15,500	423,770

Industrial Conglomerates — 7.1%
Tyco International Ltd.	34,000	1,042,440

Semi-Annual Report to Shareholders

	Shares/Par	Value

Information Technology — 8.5%
Computers and Peripherals — 2.7%
International Business Machines Corporation	2,900	$248,646
Seagate Technology	11,185	151,221	A

		399,867

Internet Software and Services — 1.8%
Google Inc.	2,000	259,200	A,B

Software — 4.0%
Electronic Arts Inc. (EA)	8,000	367,920	A
Intuit Inc.	5,000	227,000	A

		594,920

Telecommunication Services — 9.5%
Diversified Telecommunication Services — 2.4%
Qwest Communications International Inc.	106,700	355,311	A,B

Wireless Telecommunication Services — 7.1%
Nextel Communications, Inc.	44,000	1,048,960	A

Utilities — 3.5%
Multi-Utilities and Unregulated Power — 3.5%
The AES Corporation	52,000	519,480	A,B

Total Common Stock and Equity Interests (Identified Cost — $10,295,033)		14,646,108

Repurchase Agreements — 0.8%
Goldman, Sachs & Company 1.83%, dated 9/30/04, to be repurchased at $62,878 on 10/1/04 (Collateral: $61,909 Fannie Mae mortgage-backed securities, 6%, due 10/1/34, value $64,298)	$62,874	62,874

Semi-Annual Report to Shareholders

	Par	Value

Repurchase Agreements — Continued

State Street Bank and Trust Company 1.8%, dated 9/30/04, to be repurchased at $62,878 on 10/1/04 (Collateral: $23,155 Fannie Mae notes, 2.3%, due 11/4/05, value $23,374; $41,425 Fannie Mae discount notes, due 6/24/05, value $40,804)	$62,875	$62,875

Total Repurchase Agreements (Identified Cost — $125,749)		125,749

Total Investments — 100.3% (Identified Cost — $10,420,782)		14,771,857
Other Assets Less Liabilities — (0.3)%		(48,017)

Net Assets — 100.0%		$14,723,840

A	Non-income producing.

B	Affiliated Company — As defined in the Investment Company Act of 1940 an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer. At September 30, 2004, the total market value of affiliated companies was $3,350,935 and the identified cost was $3,012,446.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Assets and Liabilities

Legg Mason Value Trust, Inc.

September 30, 2004 (Unaudited)
(Amounts in Thousands)

Assets:
Investment securities at market value (identified cost – $10,295,033)	$14,646,108
Short-term securities at value (identified cost – $125,749)	125,749

Total investments		$14,771,857

Receivable for:
Fund shares sold		125,411
Securities sold		25,561
Dividend and interest income		7,870

		14,930,699

Liabilities:

Payable for:
Fund shares repurchased	126,072
Securities purchased	62,544
Due to manager and distributor	16,217
Tax withholding liability	671
Accrued expenses	1,355

		206,859

Net Assets		$14,723,840

Net assets consist of:

Accumulated paid-in-capital applicable to:
185,600 Primary Class shares outstanding	$7,896,728
8,834 Financial Intermediary Class shares outstanding	500,568
59,410 Institutional Class shares outstanding	3,532,010
Undistributed net investment income/(loss)	(39,067)
Accumulated net realized gain/(loss) on investments	(1,517,421)
Unrealized appreciation/(depreciation) of investments	4,351,022

Net Assets		$14,723,840

Net Asset Value Per Share:

Primary Class		$56.70

Financial Intermediary Class		$60.96

Institutional Class		$61.65

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Operations

Legg Mason Value Trust, Inc.

For the Six Months Ended September 30, 2004 (Unaudited)
(Amounts in Thousands)

Investment Income:
Dividends
Affiliated companies	$5,105
Other securities	59,060	A
Interest	933

Total income			$65,098

Expenses:
Investment advisory fee	47,630

Distribution and service fees:
Primary Class	50,778
Financial Intermediary Class	723
Audit and legal fees	204
Custodian fee	908
Directors’ fees and expenses	21
Registration fees	157
Reports to shareholders	399

Transfer agent and shareholder servicing expense:
Primary Class	2,673
Financial Intermediary Class	260
Institutional Class	112
Other expenses	335

	104,200
Less fees reimbursed by adviser	(44)

Total expenses, net of reimbursements			104,156

Net Investment Loss			(39,058)

Net Realized and Unrealized Gain/(Loss) on Investments:
Realized gain/(loss) on investments and foreign currency transactions	(21,846	) B
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(139,319)

Net Realized and Unrealized Gain/(Loss) on Investments			(161,165)

Change in Net Assets Resulting From Operations			$(200,223)

A Net of foreign taxes withheld of $977.

B Includes $5,491 of gains realized on the sales of shares of Affiliated Companies.

See notes to financial statements.

Semi-Annual Report to Shareholders

Statement of Changes in Net Assets

Legg Mason Value Trust, Inc.

(Amounts in Thousands)

	For the Six	For the
	Months Ended	Year Ended
	9/30/04	3/31/04

	(Unaudited)

Change in Net Assets:
Net investment loss	$(39,058)	$(49,716)
Net realized gain/(loss) on investments and foreign currency transactions	(21,846)	45,812
Change in unrealized appreciation/(depreciation) of investments and foreign currency translations	(139,319)	4,102,418

Change in net assets resulting from operations	(200,223)	4,098,514

Change in net assets from Fund share transactions:
Primary Class	(106,041)	562,762
Financial Intermediary Class	45,987	154,347
Institutional Class	764,129	761,633

Change in net assets	503,852	5,577,256

Net Assets:
Beginning of period	14,219,988	8,642,732

End of period	$14,723,840	$14,219,988

Undistributed net investment income/(loss)	$(39,067)	$(9)

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Highlights

Legg Mason Value Trust, Inc.

   Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

Primary Class:

	For the Six
	Months Ended		Years Ended March 31,
	September 30,
	2004		2004	2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$57.55		$39.41	$48.23		$53.73		$75.25		$73.09

Investment operations:
Net investment income/(loss)	(.23)		(.31)	(.15	)C	(.28	)C	(.25)		(.44)
Net realized and unrealized gain/(loss) on investments	(.62)		18.45	(8.67)		(4.96)		(6.80)		5.06

Total from investment operations	(.85)		18.14	(8.82)		(5.24)		(7.05)		4.62

Distributions:
From net realized gain on investments	—		—	—		(.26)		(14.47)		(2.46)

Total distributions	—		—	—		(.26)		(14.47)		(2.46)

Net asset value, end of period	$56.70		$57.55	$39.41		$48.23		$53.73		$75.25

Ratios/supplemental data:
Total return	(1.48	)%A	46.03%	(18.29)%		(9.82)%		(9.99)%		6.74%
Expenses to average net assets	1.69	%B	1.70%	1.72	%D	1.68	%D	1.69	%D	1.68%
Net investment income/(loss) to average net assets	(.8	)%B	(.6)%	(.4)%		(.5)%		(.5)%		(.6)%
Portfolio turnover rate	2.8	%A	3.8%	25.0%		24.4%		27.0%		19.7%
Net assets, end of period (in thousands)	$10,522,813		$10,790,770	$6,981,433		$9,378,228		$10,319,107		$12,116,912

A	Not annualized.

B	Annualized.

C	Computed using average shares outstanding.

D	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.72% for the year ended March 31, 2003; 1.68% for the year ended March 31, 2002, and 1.69% for the year ended March 31, 2001.

See notes to financial statements.

Semi-Annual Report to Shareholders

Financial Intermediary Class:

	For the Six
	Months Ended		Years Ended March 31,
	September 30,
	2004		2004	2003		2002		2001E

	(Unaudited)
Net asset value, beginning of period	$61.67		$41.95	$50.97		$56.38		$54.47

Investment operations:
Net investment income/(loss)	(.05)		.02	.12	C	.08	C	(.01)
Net realized and unrealized gain/(loss) on investments	(.66)		19.70	(9.14)		(5.23)		1.92

Total from investment operations	(.71)		19.72	(9.02)		(5.15)		1.91

Distributions:
From net realized gain on investments	—		—	—		(.26)		—

Total distributions	—		—	—		(.26)		—

Net asset value, end of period	$60.96		$61.67	$41.95		$50.97		$56.38

Ratios/supplemental data:
Total return	(1.15	)%A	47.01%	(17.70)%		(9.20)%		3.51	%A
Expenses to average net assets	1.03	%B	1.03%	1.07	%F	1.01	%F	.93	%B,F
Net investment income/(loss) to average net assets	(.1	)%B	.0%	.3%		.1%		(.4	)%F
Portfolio turnover rate	2.8	%A	3.8%	25.0%		24.4%		27.0%

Net assets, end of period (in thousands)	$538,481		$500,241	$227,189		$157,964		$171,427

E	For the period March 23, 2001 (commencement of operations) to March 31, 2001.

F	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 1.07% for the year ended March 31, 2003, 1.01% for the year ended March 31, 2002, and 0.93% for the year ended March 31, 2001.

See notes to financial statements.

Semi-Annual Report to Shareholders

Institutional Class:

	For the Six
	Months Ended		Years Ended March 31,
	September 30,
	2004		2004	2003		2002		2001		2000

	(Unaudited)
Net asset value, beginning of period	$62.26		$42.21	$51.12		$56.38		$77.52		$74.49

Investment operations:
Net investment income/(loss)	.05		.18	.28	C	.25	C	.35	C	.12
Net realized and unrealized gain/(loss) on investments	(.66)		19.87	(9.19)		(5.25)		(7.02)		5.37

Total from investment operations	(.61)		20.05	(8.91)		(5.00)		(6.67)		5.49

Distributions:
From net realized gain on investments	—		—	—		(.26)		(14.47)		(2.46)

Total distributions	—		—	—		(.26)		(14.47)		(2.46)

Net asset value, end of period	$61.65		$62.26	$42.21		$51.12		$56.38		$77.52

Ratios/supplemental data:
Total return	(.98	)%A	47.50%	(17.43)%		(8.95)%		(9.09)%		7.80%
Expenses to average net assets	.69	%B	.70%	.72	%G	.70	%G	.71	%G	.69%
Net investment income/(loss) to average net assets	.2	%B	.4%	.6%		.5%		.5%		.4%
Portfolio turnover rate	2.8	%A	3.8%	25.0%		24.4%		27.0%		19.7%

Net assets, end of period (in thousands)	$3,662,546		$2,928,977	$1,434,110		$1,762,276		$1,658,522		$1,210,632

G	Interest expense incurred with respect to the borrowings described in Note 5 to the financial statements did not affect the expense ratio, which, excluding interest expense, was 0.72% for the year ended March 31, 2003, 0.70% for the year ended March 31, 2002, and 0.71% for the year ended March 31, 2001.

See notes to financial statements.

Semi-Annual Report to Shareholders

Notes to Financial Statements

Legg Mason Value Trust, Inc.

(Amounts in Thousands) (Unaudited)

1. Significant Accounting Policies:

   The Legg Mason Value Trust, Inc. (“Fund”) is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company.
   The Fund offers three classes of shares: Primary Class, Financial Intermediary Class, and Institutional Class. The income and expenses of the Fund are allocated proportionately to the three classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only on Primary and Financial Intermediary Class shares. Transfer agent and shareholder servicing expenses are determined separately for each class.
   Preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

Security Valuation

   Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value. The Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by the Board of Directors. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Security Transactions

   Security transactions are recorded on the trade date. Realized gains and losses from security transactions are reported on an identified cost basis for both financial reporting and federal income tax purposes.

Semi-Annual Report to Shareholders

   For the six months ended September 30, 2004, security transactions (excluding short-term investments) were:

Purchases	Proceeds From Sales

$1,147,173	$405,493

Foreign Currency Translation

   Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars using currency exchange rates determined prior to the close of trading on the Exchange, usually at 2:00 pm Eastern time. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing market rates on the dates of such transactions. The effects of changes in non-U.S. currency exchange rates on investment securities and other assets and liabilities are included with the net realized and unrealized gain or loss on investment securities.

Repurchase Agreements

   The Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the fund’s holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the fund in the event the fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the fund seeks to assert its rights. The Fund’s investment adviser reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

Commission Recapture

   The Fund has entered into a directed brokerage agreement with State State Bank, its custodian, whereby a portion of commissions paid on investment transactions may be rebated to the Fund. Such payments are included with realized gain/(loss) on investment transactions. During the six months ended September 30, 2004, the Fund received no commission rebates.

Semi-Annual Report to Shareholders

Investment Income and Distributions to Shareholders

   Interest income and expenses are recorded on the accrual basis. Bond premiums and discounts are amortized for financial reporting and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Dividends from net investment income, if available, are determined at the class level and paid annually. Net capital gain distributions, which are calculated at the Fund level, are declared and paid annually in June. An additional distribution may be made in December, to the extent necessary, in order to comply with federal excise tax requirements. Distributions are determined in accordance with federal income tax regulations, which may differ from those determined in accordance with accounting principles generally accepted in the United States of America. Accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under federal income tax regulations.

Other

   In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent upon claims that may be made against the Fund in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Federal Income Taxes:

   No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute substantially all of its taxable income to its shareholders. Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gains distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differs from those reflected in the accompanying financial statements. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2004.
   The Fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of March 31, 2004, the Fund has capital loss carryforwards of $281,141, $1,030,653, and $151,656 which expire in 2010, 2011, and 2012, respectively.

Semi-Annual Report to Shareholders

3. Transactions With Affiliates:

   The Fund has an investment advisory and management agreement with Legg Mason Funds Management, Inc. (“LMFM”). Pursuant to the agreement, LMFM provides the Fund with investment advisory, management and administrative services for which the Fund pays a fee, computed daily and payable monthly, at annual rates of the Fund’s average daily net assets.
   The Fund’s agreement with LMFM provides that expense reimbursements be made to the Fund for audit fees and compensation of the Fund’s independent directors. The following chart shows the audit and directors’ expenses reimbursed, annual advisory fee rates and fees payable for the Fund:

Six Months
		Ended	At
		September 30,	September 30,
		2004	2004

Management		Expenses	Advisory
Fee	Asset Breakpoint	Reimbursed	Fee Payable

1.00%	$0 - $100 million	$44	$7,899
0.75%	$100 million - $1 billion
0.65%	in excess of $1 billion

   Legg Mason Fund Adviser, Inc. (“LMFA”) serves as administrator to the Fund under an administrative services agreement with LMFM. For LMFA’s services to the Fund, LMFM (not the Fund) pays LMFA a fee, calculated daily and payable monthly, at an annual rate of 0.05% of the average daily net assets of the Fund.

   Legg Mason Wood Walker, Incorporated (“Legg Mason”), a member of the New York Stock Exchange, serves as the Fund’s distributor. Legg Mason receives an annual distribution fee and an annual service fee, based on the Fund’s Primary and Financial Intermediary Classes’ average daily net assets, computed daily and payable monthly as follows:

			At September 30, 2004

	Distribution	Service	Distribution and Service
	Fee	Fee	Fees Payable

Primary Class	0.70%	0.25%	$8,186
Financial Intermediary Class	N/A	0.25%	132

   The Fund paid $67 in brokerage commissions to Legg Mason for Fund security transactions during the six months ended September 30, 2004.

Semi-Annual Report to Shareholders

   LM Funds Services, Inc. (“LMFS”), a registered transfer agent, has an agreement with the Fund’s transfer agent to assist it with some of its duties. For this assistance, the transfer agent paid LMFS $720 for the six months ended September 30, 2004.
   LMFM, LMFA, Legg Mason, and LMFS are wholly owned subsidiaries and corporate affiliates of Legg Mason, Inc.

4. Transactions With Affiliated Companies:

   An affiliated company is a company in which the Fund has ownership of at least 5% of the company’s voting securities. Transactions during the six months ended September 30, 2004, with companies which are or were affiliated were as follows:

		Purchased		Sold
	Value at
	3/31/04	Cost	Shares	Cost	Shares

Amazon.com, Inc.	$952,160	$—	—	$—	—
Eastman Kodak Co.	418,720	25,383	1,000	—	—
Google Inc.A	—	185,874	2,000	—	—
Health Net Inc.	199,440	64,272	2,700	—	—
MGIC Investment Corporation	500,994	—	—	(9,192)	(200)
Qwest Communications International, Inc.A	—	65,741	19,200	—	—
The AES Corporation	437,163	6,473	750	—	—

	$2,508,477	$347,743		$(9,192)

	Dividend	Value at	Realized
	Income	9/30/04	Gain/(Loss)

Amazon.com, Inc.	$—	$898,920	$—
Eastman Kodak Co.	4,250	547,740	—
Google Inc.A	—	259,200	—
Health Net Inc.	—	264,504	—
MGIC Investment Corporation	855	505,780	5,491
Qwest Communications International, Inc.A	—	355,311	—
The AES Corporation	—	519,480	—

	$5,105	$3,350,935	$5,491

A	Prior to April 1, 2004, these securities did not have affiliate status because the Fund owned less than 5% of the companies’

voting shares.

Semi-Annual Report to Shareholders

5. Line of Credit:

   The Fund, along with certain other Legg Mason Funds, participates in a $400 million line of credit (“Credit Agreement”) to be used for temporary or emergency purposes. Pursuant to the Credit Agreement, each participating Fund is liable only for principal and interest payments related to borrowings made by that Fund. Borrowings under the Credit Agreement bear interest at a rate equal to the prevailing federal funds rate plus the federal funds rate margin. The Fund did not utilize the line of credit during the six months ended September 30, 2004.

6. Fund Share Transactions:

   At September 30, 2004, there were 400,000 shares authorized at $.001 par value for the Primary Class of the Fund and 100,000 shares authorized at $.001 par value for each of the Financial Intermediary and Institutional Classes of the Fund. Share transactions were as follows:

	Primary Class		Financial Intermediary Class		Institutional Class

	Six Months		Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended	Ended	Year Ended
	9/30/04	3/31/04	9/30/04	3/31/04	9/30/04	3/31/04

Shares:
Sold	9,441	30,433	3,809	5,769	15,549	19,170
Repurchased	(11,354)	(20,079)	(3,087)	(3,073)	(3,182)	(6,099)

Net Change	(1,913)	10,354	722	2,696	12,367	13,071

Amount:
Sold	$538,389	$1,624,229	$234,458	$330,068	$960,013	$1,116,145
Repurchased	(644,430)	(1,061,467)	(188,471)	(175,721)	(195,884)	(354,512)

Net Change	$(106,041)	$562,762	$45,987	$154,347	$764,129	$761,633

Notes

Fund Information

Investment Adviser

Legg Mason Funds Management, Inc.
Baltimore, MD

Board of Directors

John F. Curley, Jr., Chairman
Mark R. Fetting, President
Dr. Ruby P. Hearn
Arnold L. Lehman
Robin J.W. Masters
Dr. Jill E. McGovern
Arthur S. Mehlman
G. Peter O’Brien
S. Ford Rowan
Robert M. Tarola

Officers

Marie K. Karpinski, Vice President and Treasurer
Gregory T. Merz, Vice President, Secretary and Chief Legal Officer
Amy M. Olmert, Vice President and Chief Compliance Officer
Wm. Shane Hughes, Assistant Treasurer
Richard M. Wachterman, Assistant Secretary

Transfer and Shareholder Servicing Agent

Boston Financial Data Services

Braintree, MA

Custodian

State Street Bank & Trust Company

Boston, MA

Counsel

Kirkpatrick & Lockhart LLP
Washington, DC

Independent Auditors

PricewaterhouseCoopers LLP
Baltimore, MD

About the Legg Mason Funds

Legg Mason, Inc., based in Baltimore, Maryland, has built its reputation, at least in part, on the success of the Legg Mason Funds, introduced in 1979. The primary purpose of our funds is to enable investors to diversify their portfolios across various asset classes and, consequently, enjoy the stability and growth prospects generally associated with diversification.

The success of our funds is contingent on the experience, discipline, and acumen of our fund managers. We believe the quality of our managers is crucial to investment success. Unlike many firms, which focus on a particular asset class or the fluctuations of the market, at Legg Mason we focus on providing a collection of top-notch managers in all the major asset classes.

Information about the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities is contained in the Statement of Additional Information, available without charge upon request by calling 1-800-822-5544 or on the Securities and Exchange Commission (“SEC”) website (http://www.sec.gov). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is also available on the SEC’s website or through the Fund’s website at www.leggmasonfunds.com/aboutlmf.

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

For more information about the differences between the fund share classes included in this report, contact a Legg Mason Financial Advisor.

This report is not to be distributed unless preceded or accompanied by a prospectus.

Legg Mason Funds For Primary Class Shareholders 800-822-5544 www.leggmasonfunds.com	Legg Mason Institutional Funds For FI and I Class Shareholders 888-425-6432 www.lminstitutionalfunds.com

Legg Mason Wood Walker, Incorporated

P.O. Box 1476, Baltimore, MD 21203-1476
410-539-0000

LMF-002

Item 2 — Code of Ethics

Not applicable for semi-annual reports.

Item 3 — Audit Committee Financial Expert

Not applicable for semi-annual reports.

Item 4 — Principal Accountant Fees and Services

Not applicable for semi-annual reports.

Item 5 — Audit Committee of Listed Registrants

Not applicable.

Item 6 — Schedule of Investments

The schedule of investments in securities of unaffiliated issuers is included in the semi-annual report.

Item 7 — Disclosure of Proxy Voting Policies and Procedures

Not applicable.

Item 8 — Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 9 — Submission of Matters to a Vote of Security Holders

The Nominating Committee will accept recommendations for nominations from shareholders. Shareholders may forward recommendations to the Fund Secretary at 100 Light Street, 23rd Floor, Baltimore, Maryland 21202, Attn: Fund Secretary .

Item 10 — Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 11 — Exhibits

(a)	File the exhibits listed below as part of this Form.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Value Trust, Inc.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Value Trust, Inc.

Date: 11/22/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Mark R. Fetting

Mark R. Fetting
President
Legg Mason Value Trust, Inc.

Date: 11/22/04

By: /s/ Marie K. Karpinski

Marie K. Karpinski
Vice President and Treasurer
Legg Mason Value Trust, Inc.

Date: 11/22/04